Inventories - Schedule of Provision for Inventory Obsolescence Value (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Inventory Obsolescence Value [Abstract]
Opening balance	S/ 33,880	S/ 27,525	S/ 24,905
Final balance	27,530	33,880	27,525
Additions	1,469	6,696	2,956
Reversal by arrangement	S/ (7,819)	S/ (341)	S/ (336)